JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

November 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of
JPMorgan Global Allocation Fund, JPMorgan Income
Builder Fund and JPMorgan Systematic Alpha Fund,
(the “Funds”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated March 1, 2018, as supplemented November 1, 2018. The purpose of this filing is to submit the XBRL information from the 497 filing dated November 1, 2018 for the Funds.

Please contact the undersigned at 212-270-6803 if you have any questions concerning this filing.

Very truly yours,

/s/ Zach Vonnegut-Gabovitch
Zach Vonnegut-Gabovitch
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase